Condensed consolidating financial information (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed consolidating financial information
Note 12 - Condensed consolidating financial information

The senior notes issued by ESI, Medco and us are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed by ESI, Medco and us, as applicable. The following condensed consolidating financial information has been prepared in accordance with the requirements for presentation of such information. The condensed consolidating financial information presented below is not indicative of what the financial position, results of operations or cash flows would have been had each of the entities operated as an independent company during the period for various reasons, including, but not limited to, intercompany transactions and integration of systems.

On October 26, 2017, the Company entered into an Amendment and Restatement Agreement with ESI, Medco, the lenders party thereto, Citibank, N.A., as administrative agent, and Credit Suisse AG, Cayman Islands Branch, as administrative agent under the Company’s existing credit agreement, which amended and restated the Company’s existing credit agreement (as amended and restated, the “Credit Agreement”). The Credit Agreement provides for a five-year revolving loan facility in an aggregate principal amount of $3.5 billion and continues an existing five-year term loan in an outstanding aggregate principal amount of $2.625 billion.

In connection with entering into the Credit Agreement, on October 26, 2017, the Company sent a notice to the respective trustees under the indentures governing the Company’s outstanding senior notes (including notes issued by ESI and Medco) that, effective as of October 26, 2017, simultaneously with the closing of the Credit Agreement, each of the guarantors under such indentures, other than the Company, ESI and Medco, as applicable, was automatically released from all of its respective obligations under such indentures and its respective guarantees of the outstanding senior notes of the Company, ESI and Medco issued thereunder. As such, the historical subsidiary guarantors have been combined with the historical subsidiary non-guarantors, to reflect the new subsidiary non-guarantor presentation effective as of October 26, 2017 as shown below. The condensed consolidating financial information is presented separately for:

(i)	Express Scripts (the Parent Company), the issuer of certain guaranteed obligations;

(ii)	ESI, guarantor, the issuer of additional guaranteed obligations;

(iii)	Medco, guarantor, the issuer of additional guaranteed obligations;

(iv)	Non-guarantor subsidiaries, on a combined basis;

(v)
Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among Express Scripts, ESI, Medco and the non-guarantor subsidiaries, (b) eliminate the investments in our subsidiaries and (c) record consolidating entries; and

(vi)	Express Scripts and subsidiaries on a consolidated basis.

In 2017, as part of an ongoing reorganization since 2015, certain subsidiaries have been merged within the structure defined above through non-cash transfers. The 2017 reorganizations qualified as a transfer of assets and are reflected prospectively in the condensed consolidating balance sheet, statement of operations and statement of cash flows. These events had no impact on our consolidated balance sheet, consolidated statement of operations or consolidated statement of cash flows.

In conjunction with the ongoing reorganization, during both the first and second quarters of 2017, we executed certain intercompany agreements and transfer pricing agreements effective retrospectively to January 1, 2017. These intercompany agreements resulted in increased SG&A for our subsidiaries and reduced SG&A for ESI in the condensed consolidating statement of operations for the three and nine months ended September 30, 2017. The transfer pricing agreements resulted in increased revenues and costs of revenues for ESI, Medco and our subsidiaries with a resulting increase in the eliminations column. These events had no impact on our consolidated balance sheet, consolidated statement of operations or consolidated statement of cash flows.

Condensed Consolidating Balance Sheet

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non-Guarantors	Eliminations	Consolidated
As of September 30, 2017
Cash and cash equivalents	$1,276.8	$1,554.2	$—	$564.9	$—	$3,395.9
Receivables, net	—	3,862.1	330.5	2,678.9	—	6,871.5
Other current assets	—	286.5	—	2,125.1	—	2,411.6
Total current assets	1,276.8	5,702.8	330.5	5,368.9	—	12,679.0
Property and equipment, net	—	790.1	3.3	473.2	—	1,266.6
Investments in subsidiaries	46,836.1	13,567.9	8,949.3	—	(69,353.3)	—
Intercompany	—	—	2,677.3	17,427.3	(20,104.6)	—
Goodwill	—	3,122.4	22,609.9	3,692.5	—	29,424.8
Other intangible assets, net	—	507.7	6,168.9	1,021.2	—	7,697.8
Other assets	4.0	161.7	29.1	30.5	(87.3)	138.0
Total assets	$48,116.9	$23,852.6	$40,768.3	$28,013.6	$(89,545.2)	$51,206.2
Claims and rebates payable	$—	$6,940.5	$2,543.0	$—	$—	$9,483.5
Accounts payable	—	1,048.3	41.1	3,288.5	—	4,377.9
Accrued expenses	87.2	1,054.1	282.3	890.7	—	2,314.3
Current maturities of long-term debt	335.2	—	845.9	—	—	1,181.1
Total current liabilities	422.4	9,042.9	3,712.3	4,179.2	—	17,356.8
Long-term debt	12,886.9	336.6	503.2	—	—	13,726.7
Intercompany	18,891.1	1,213.5	—	—	(20,104.6)	—
Deferred taxes	—	—	2,199.4	1,289.8	(87.3)	3,401.9
Other liabilities	—	478.5	298.4	21.6	—	798.5
Non-controlling interest	—	—	—	5.8	—	5.8
Express Scripts stockholders’ equity	15,916.5	12,781.1	34,055.0	22,517.2	(69,353.3)	15,916.5
Total liabilities and stockholders’ equity	$48,116.9	$23,852.6	$40,768.3	$28,013.6	$(89,545.2)	$51,206.2
As of December 31, 2016
Cash and cash equivalents	$583.5	$1,234.2	$4.4	$1,255.1	$—	$3,077.2
Receivables, net	—	3,595.8	878.7	2,587.6	—	7,062.1
Other current assets	—	194.3	—	2,029.8	—	2,224.1
Total current assets	583.5	5,024.3	883.1	5,872.5	—	12,363.4
Property and equipment, net	—	780.1	3.4	490.1	—	1,273.6
Investments in subsidiaries	44,372.3	11,248.2	9,068.3	—	(64,688.8)	—
Intercompany	—	—	1,606.5	14,663.7	(16,270.2)	—
Goodwill	—	3,122.4	22,609.9	3,545.5	—	29,277.8
Other intangible assets, net	—	682.2	6,924.5	1,030.2	—	8,636.9
Other assets	7.1	219.5	25.0	46.9	(105.3)	193.2
Total assets	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9
Claims and rebates payable	$—	$6,182.3	$2,654.6	$—	$—	$8,836.9
Accounts payable	—	1,118.2	42.5	2,715.0	—	3,875.7
Accrued expenses	125.0	1,147.2	368.4	1,352.6	—	2,993.2
Current maturities of long-term debt	722.3	—	—	—	—	722.3
Total current liabilities	847.3	8,447.7	3,065.5	4,067.6	—	16,428.1
Long-term debt	13,137.0	336.2	1,372.8	—	—	14,846.0
Intercompany	14,742.6	1,527.6	—	—	(16,270.2)	—
Deferred taxes	—	—	2,468.9	1,239.7	(105.3)	3,603.3
Other liabilities	—	378.4	228.0	17.3	—	623.7
Non-controlling interest	—	—	—	7.8	—	7.8
Express Scripts stockholders’ equity	16,236.0	10,386.8	33,985.5	20,316.5	(64,688.8)	16,236.0
Total liabilities and stockholders’ equity	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9

Condensed Consolidating Statement of Operations and Comprehensive Income

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non-Guarantors	Eliminations	Consolidated
For the three months ended September 30, 2017
Revenues	$—	$17,032.6	$4,787.9	$15,633.9	$(12,771.0)	$24,683.4
Operating expenses	—	16,988.4	4,708.8	14,278.8	(12,771.0)	23,205.0
Operating income	—	44.2	79.1	1,355.1	—	1,478.4
Other (expense) income:
Interest (expense) income and other, net	(127.6)	1.7	(7.1)	(1.1)	—	(134.1)
Intercompany interest income (expense)	48.0	(24.0)	—	(24.0)	—	—
Other expense, net	(79.6)	(22.3)	(7.1)	(25.1)	—	(134.1)
Income (loss) before income taxes	(79.6)	21.9	72.0	1,330.0	—	1,344.3
Provision (benefit) for income taxes	(28.2)	7.1	28.8	491.6	—	499.3
Income (loss) before equity in earnings of subsidiaries	(51.4)	14.8	43.2	838.4	—	845.0
Equity in earnings of subsidiaries	893.1	768.7	66.4	—	(1,728.2)	—
Net income	841.7	783.5	109.6	838.4	(1,728.2)	845.0
Less: Net income attributable to non-controlling interest	—	—	—	3.3	—	3.3
Net income attributable to Express Scripts	841.7	783.5	109.6	835.1	(1,728.2)	841.7
Other comprehensive income	3.7	3.7	—	3.7	(7.4)	3.7
Comprehensive income attributable to Express Scripts	$845.4	$787.2	$109.6	$838.8	$(1,735.6)	$845.4
For the three months ended September 30, 2016
Revenues	$—	$9,910.4	$6,044.4	$10,445.0	$(989.7)	$25,410.1
Operating expenses	—	9,148.0	5,699.5	10,136.3	(989.7)	23,994.1
Operating income	—	762.4	344.9	308.7	—	1,416.0
Other (expense) income:
Interest expense and other, net	(211.8)	(29.9)	(21.3)	(2.1)	—	(265.1)
Intercompany interest income (expense)	132.8	(66.4)	—	(66.4)	—	—
Other expense, net	(79.0)	(96.3)	(21.3)	(68.5)	—	(265.1)
Income (loss) before income taxes	(79.0)	666.1	323.6	240.2	—	1,150.9
Provision (benefit) for income taxes	(27.9)	279.2	91.3	79.8	—	422.4
Income (loss) before equity in earnings of subsidiaries	(51.1)	386.9	232.3	160.4	—	728.5
Equity in earnings (loss) of subsidiaries	774.0	178.1	(23.3)	—	(928.8)	—
Net income	722.9	565.0	209.0	160.4	(928.8)	728.5
Less: Net income attributable to non-controlling interest	—	—	—	5.6	—	5.6
Net income attributable to Express Scripts	722.9	565.0	209.0	154.8	(928.8)	722.9
Other comprehensive loss	(1.7)	(1.7)	—	(1.7)	3.4	(1.7)
Comprehensive income attributable to Express Scripts	$721.2	$563.3	$209.0	$153.1	$(925.4)	$721.2
For the nine months ended September 30, 2017
Revenues	$—	$51,684.3	$14,305.8	$46,618.7	$(37,923.0)	$74,685.8
Operating expenses	—	51,468.0	14,039.1	43,190.1	(37,923.0)	70,774.2
Operating income	—	216.3	266.7	3,428.6	—	3,911.6
Other (expense) income:
Interest (expense) income and other, net	(381.3)	1.9	(28.2)	(3.6)	—	(411.2)
Intercompany interest income (expense)	147.0	(73.5)	—	(73.5)	—	—
Other expense, net	(234.3)	(71.6)	(28.2)	(77.1)	—	(411.2)
Income (loss) before income taxes	(234.3)	144.7	238.5	3,351.5	—	3,500.4
Provision (benefit) for income taxes	(84.8)	51.5	110.0	1,222.9	—	1,299.6
Income (loss) before equity in earnings of subsidiaries	(149.5)	93.2	128.5	2,128.6	—	2,200.8
Equity in earnings of subsidiaries	2,339.3	2,010.2	107.4	—	(4,456.9)	—
Net income	2,189.8	2,103.4	235.9	2,128.6	(4,456.9)	2,200.8
Less: Net income attributable to non-controlling interest	—	—	—	11.0	—	11.0
Net income attributable to Express Scripts	2,189.8	2,103.4	235.9	2,117.6	(4,456.9)	2,189.8
Other comprehensive income	8.4	8.4	—	8.4	(16.8)	8.4
Comprehensive income attributable to Express Scripts	$2,198.2	$2,111.8	$235.9	$2,126.0	$(4,473.7)	$2,198.2
For the nine months ended September 30, 2016
Revenues	$—	$29,302.2	$18,519.0	$30,507.1	$(2,904.1)	$75,424.2
Operating expenses	—	27,439.3	17,620.3	29,655.6	(2,904.1)	71,811.1
Operating income	—	1,862.9	898.7	851.5	—	3,613.1
Other (expense) income:
Interest (expense) income and other, net	(420.1)	(59.1)	(42.8)	0.6	—	(521.4)
Intercompany interest income (expense)	262.4	(131.2)	—	(131.2)	—	—
Other expense, net	(157.7)	(190.3)	(42.8)	(130.6)	—	(521.4)
Income (loss) before income taxes	(157.7)	1,672.6	855.9	720.9	—	3,091.7
Provision (benefit) for income taxes	(57.4)	620.8	301.9	238.6	—	1,103.9
Income (loss) before equity in earnings of subsidiaries	(100.3)	1,051.8	554.0	482.3	—	1,987.8
Equity in earnings (loss) of subsidiaries	2,070.0	509.5	(45.3)	—	(2,534.2)	—
Net income	1,969.7	1,561.3	508.7	482.3	(2,534.2)	1,987.8
Less: Net income attributable to non-controlling interest	—	—	—	18.1	—	18.1
Net income attributable to Express Scripts	1,969.7	1,561.3	508.7	464.2	(2,534.2)	1,969.7
Other comprehensive income	4.4	4.4	—	4.4	(8.8)	4.4
Comprehensive income attributable to Express Scripts	$1,974.1	$1,565.7	$508.7	$468.6	$(2,543.0)	$1,974.1

Condensed Consolidating Statements of Cash Flows

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non-Guarantors	Eliminations	Consolidated
For the nine months ended September 30, 2017
Net cash flows provided by (used in) operating activities	$(174.8)	$868.3	$1,066.5	$2,408.8	$(187.3)	$3,981.5
Cash flows from investing activities:
Purchases of property and equipment	—	(128.0)	—	(49.3)	—	(177.3)
Acquisition of business, net of cash acquired	—	(122.7)	—	—	—	(122.7)
Other, net	—	(15.3)	—	4.0	—	(11.3)
Net cash used in investing activities	—	(266.0)	—	(45.3)	—	(311.3)
Cash flows from financing activities:
Treasury stock acquired	(2,735.7)	—	—	—	—	(2,735.7)
Repayment of long-term debt	(650.0)	—	—	—	—	(650.0)
Net proceeds from employee stock plans	51.3	—	—	—	—	51.3
Other, net	—	(19.0)	—	(190.8)	187.3	(22.5)
Net intercompany transactions	4,202.5	(263.3)	(1,070.9)	(2,868.3)	—	—
Net cash (used in) provided by financing activities	868.1	(282.3)	(1,070.9)	(3,059.1)	187.3	(3,356.9)
Effect of foreign currency translation adjustment	—	—	—	5.4	—	5.4
Net increase (decrease) in cash and cash equivalents	693.3	320.0	(4.4)	(690.2)	—	318.7
Cash and cash equivalents at beginning of period	583.5	1,234.2	4.4	1,255.1	—	3,077.2
Cash and cash equivalents at end of period	$1,276.8	$1,554.2	$—	$564.9	$—	$3,395.9
For the nine months ended September 30, 2016
Net cash flows provided by (used in) operating activities	$(1.4)	$2,136.0	$21.8	$514.1	$—	$2,670.5
Cash flows from investing activities:
Purchases of property and equipment	—	(177.4)	—	(60.2)	—	(237.6)
Other, net	—	2.3	—	(9.9)	—	(7.6)
Net cash used in investing activities	—	(175.1)	—	(70.1)	—	(245.2)
Cash flows from financing activities:
Treasury stock acquired	(3,892.7)	—	—	—	—	(3,892.7)
Repayment of long-term debt	(3,363.8)	(1,662.5)	(368.7)	—	—	(5,395.0)
Net proceeds from employee stock plans	56.0	—	—	—	—	56.0
Proceeds from long-term debt, net of discounts	5,986.8	—	—	—	—	5,986.8
Excess tax benefit relating to employee stock-based compensation	—	7.4	3.7	—	—	11.1
Other, net	(49.0)	(15.0)	28.6	(40.3)	—	(75.7)
Net intercompany transactions	1,264.1	(475.4)	311.7	(1,100.4)	—	—
Net cash (used in) provided by financing activities	1.4	(2,145.5)	(24.7)	(1,140.7)	—	(3,309.5)
Effect of foreign currency translation adjustment	—	—	—	2.6	—	2.6
Net (decrease) increase in cash and cash equivalents	—	(184.6)	(2.9)	(694.1)	—	(881.6)
Cash and cash equivalents at beginning of period	—	1,957.3	2.9	1,226.1	—	3,186.3
Cash and cash equivalents at end of period	$—	$1,772.7	$—	$532.0	$—	$2,304.7

12. Condensed consolidating financial information

The senior notes issued by ESI, Medco and us are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed by ESI, Medco and us, as applicable. The following condensed consolidating financial information has been prepared in accordance with the requirements for presentation of such information. The condensed consolidating financial information presented below is not indicative of what the financial position, results of operations or cash flows would have been had each of the entities operated as an independent company during the period for various reasons, including, but not limited to, intercompany transactions and integration of systems.

On October 26, 2017, the Company entered into an Amendment and Restatement Agreement with ESI, Medco, the lenders party thereto, Citibank, N.A., as administrative agent, and Credit Suisse AG, Cayman Islands Branch, as administrative agent under the Company’s existing credit agreement, which amended and restated the Company’s existing credit agreement (as amended and restated, the “Credit Agreement”). The Credit Agreement provides for a five-year revolving loan facility in an aggregate principal amount of $3.5 billion and continues an existing five-year term loan in an outstanding aggregate principal amount of $2.625 billion.

In connection with entering into the Credit Agreement, on October 26, 2017, the Company sent a notice to the respective trustees under the indentures governing the Company’s outstanding senior notes (including notes issued by ESI and Medco) that, effective as of October 26, 2017, simultaneously with the closing of the Credit Agreement, each of the guarantors under such indentures, other than the Company, ESI and Medco, as applicable, was automatically released from all of its respective obligations under such indentures and its respective guarantees of the outstanding senior notes of the Company, ESI and Medco issued thereunder. As such, the historical subsidiary guarantors have been combined with the historical subsidiary non-guarantors, to reflect the new subsidiary non-guarantor presentation effective as of October 26, 2017 as shown below. The condensed consolidating financial information is presented separately for:

(i)	Express Scripts (the Parent Company), the issuer of certain guaranteed obligations;

(ii)	ESI, guarantor, the issuer of additional guaranteed obligations;

(iii)	Medco, guarantor, the issuer of additional guaranteed obligations;

(iv)	Non-guarantor subsidiaries, on a combined basis;

(v)
Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among Express Scripts, ESI, Medco and the non-guarantor subsidiaries, (b) eliminate the investments in our subsidiaries and (c) record consolidating entries; and

(vi)	Express Scripts and subsidiaries on a consolidated basis.

In 2015 and 2016, as part of an ongoing reorganization, certain subsidiaries have been merged within the structure defined above through non-cash transfers. Reorganizations that qualify as a transfer of ongoing business operations are reflected retrospectively in the condensed consolidating balance sheet, statement of operations and statement of cash flows. Reorganizations that qualify as a transfer of assets are reflected prospectively in the condensed consolidating balance sheet, statement of operations and statement of cash flows. These events had no impact on our consolidated balance sheet, consolidated statement of operations or consolidated statement of cash flows.

Condensed Consolidating Balance Sheet

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non- Guarantors	Eliminations	Consolidated
As of December 31, 2016
Cash and cash equivalents	$583.5	$1,234.2	$4.4	$1,255.1	$—	$3,077.2
Receivables, net	—	3,595.8	878.7	2,587.6	—	7,062.1
Other current assets	—	194.3	—	2,029.8	—	2,224.1
Total current assets	583.5	5,024.3	883.1	5,872.5	—	12,363.4
Property and equipment, net	—	780.1	3.4	490.1	—	1,273.6
Investments in subsidiaries	44,372.3	11,248.2	9,068.3	—	(64,688.8)	—
Intercompany	—	—	1,606.5	14,663.7	(16,270.2)	—
Goodwill	—	3,122.4	22,609.9	3,545.5	—	29,277.8
Other intangible assets, net	—	682.2	6,924.5	1,030.2	—	8,636.9
Other assets	7.1	219.5	25.0	46.9	(105.3)	193.2
Total assets	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9
Claims and rebates payable	$—	$6,182.3	$2,654.6	$—	$—	$8,836.9
Accounts payable	—	1,118.2	42.5	2,715.0	—	3,875.7
Accrued expenses	125.0	1,147.2	368.4	1,352.6	—	2,993.2
Current maturities of long-term debt	722.3	—	—	—	—	722.3
Total current liabilities	847.3	8,447.7	3,065.5	4,067.6	—	16,428.1
Long-term debt	13,137.0	336.2	1,372.8	—	—	14,846.0
Intercompany	14,742.6	1,527.6	—	—	(16,270.2)	—
Deferred taxes	—	—	2,468.9	1,239.7	(105.3)	3,603.3
Other liabilities	—	378.4	228.0	17.3	—	623.7
Non-controlling interest	—	—	—	7.8	—	7.8
Express Scripts stockholders’ equity	16,236.0	10,386.8	33,985.5	20,316.5	(64,688.8)	16,236.0
Total liabilities and stockholders’ equity	$44,962.9	$21,076.7	$41,120.7	$25,648.9	$(81,064.3)	$51,744.9

As of December 31, 2015
Cash and cash equivalents	$—	$1,957.3	$2.9	$1,226.1	$—	$3,186.3
Receivables, net	—	3,445.9	1,123.5	2,151.9	—	6,721.3
Other current assets	—	34.2	3.2	2,114.5	—	2,151.9
Total current assets	—	5,437.4	1,129.6	5,492.5	—	12,059.5
Property and equipment, net	—	768.1	3.7	519.5	—	1,291.3
Investments in subsidiaries	40,819.1	11,191.6	9,500.4	—	(61,511.1)	—
Intercompany	—	—	1,009.5	14,661.1	(15,670.6)	—
Goodwill	—	3,122.4	22,609.9	3,545.0	—	29,277.3
Other intangible assets, net	—	893.7	8,265.2	1,310.8	—	10,469.7
Other assets	6.6	314.5	22.2	9.2	(207.0)	145.5
Total assets	$40,825.7	$21,727.7	$42,540.5	$25,538.1	$(77,388.7)	$53,243.3
Claims and rebates payable	$—	$5,543.7	$3,854.0	$—	$—	$9,397.7
Accounts payable	—	970.0	94.8	2,387.0	—	3,451.8
Accrued expenses	9.6	1,126.2	543.9	979.7	—	2,659.4
Current maturities of long-term debt	147.7	1,498.7	—	—	—	1,646.4
Total current liabilities	157.3	9,138.6	4,492.7	3,366.7	—	17,155.3
Long-term debt	11,647.1	497.4	1,801.8	—	—	13,946.3
Intercompany	11,648.3	4,022.3	—	—	(15,670.6)	—
Deferred taxes	0.2	—	2,833.2	1,443.4	(207.0)	4,069.8
Other liabilities	—	374.7	288.4	28.3	—	691.4
Non-controlling interest	—	—	—	7.7	—	7.7
Express Scripts stockholders’ equity	17,372.8	7,694.7	33,124.4	20,692.0	(61,511.1)	17,372.8
Total liabilities and stockholders’ equity	$40,825.7	$21,727.7	$42,540.5	$25,538.1	$(77,388.7)	$53,243.3

Condensed Consolidating Statement of Operations

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2016
Revenues	$—	$39,265.7	$24,395.0	$41,666.1	$(5,039.3)	$100,287.5
Operating expenses	—	36,484.0	23,160.5	40,594.5	(5,039.3)	95,199.7
Operating income	—	2,781.7	1,234.5	1,071.6	—	5,087.8
Other (expense) income:
Interest expense and other, net	(546.7)	(61.9)	(51.2)	(0.9)	—	(660.7)
Intercompany interest income (expense)	312.2	(156.1)	—	(156.1)	—	—
Other expense, net	(234.5)	(218.0)	(51.2)	(157.0)	—	(660.7)
Income (loss) before income taxes	(234.5)	2,563.7	1,183.3	914.6	—	4,427.1
Provision (benefit) for income taxes	(85.6)	952.7	(81.3)	213.7	—	999.5
Income (loss) before equity in earnings of subsidiaries	(148.9)	1,611.0	1,264.6	700.9	—	3,427.6
Equity in earnings (loss) of subsidiaries	3,553.3	1,080.5	(402.8)	—	(4,231.0)	—
Net income	$3,404.4	$2,691.5	$861.8	$700.9	$(4,231.0)	$3,427.6
Less: Net income attributable to non-controlling interest	—	—	—	23.2	—	23.2
Net income attributable to Express Scripts	3,404.4	2,691.5	861.8	677.7	(4,231.0)	3,404.4
Other comprehensive income	1.7	1.7	—	1.7	(3.4)	1.7
Comprehensive income attributable to Express Scripts	$3,406.1	$2,693.2	$861.8	$679.4	$(4,234.4)	$3,406.1
For the year ended December 31, 2015
Revenues	$—	$39,582.1	$30,137.6	$36,215.6	$(4,183.5)	$101,751.8
Operating expenses	—	37,272.4	28,940.4	35,383.2	(4,183.5)	97,412.5
Operating income	—	2,309.7	1,197.2	832.4	—	4,339.3
Other (expense) income:
Interest expense and other, net	(341.7)	(75.7)	(53.5)	(4.6)	—	(475.5)
Intercompany interest income (expense)	281.2	(140.6)	—	(140.6)	—	—
Other expense, net	(60.5)	(216.3)	(53.5)	(145.2)	—	(475.5)
Income (loss) before income taxes	(60.5)	2,093.4	1,143.7	687.2	—	3,863.8
Provision (benefit) for income taxes	(22.0)	767.1	427.4	191.8	—	1,364.3
Income (loss) before equity in earnings of subsidiaries	(38.5)	1,326.3	716.3	495.4	—	2,499.5
Equity in earnings (loss) of subsidiaries	2,514.9	1,052.1	(579.8)	—	(2,987.2)	—
Net income	$2,476.4	$2,378.4	$136.5	$495.4	$(2,987.2)	$2,499.5
Less: Net income attributable to non-controlling interest	—	—	—	23.1	—	23.1
Net income attributable to Express Scripts	2,476.4	2,378.4	136.5	472.3	(2,987.2)	2,476.4
Other comprehensive loss	(16.1)	(16.1)	—	(16.1)	32.2	(16.1)
Comprehensive income attributable to Express Scripts	$2,460.3	$2,362.3	$136.5	$456.2	$(2,955.0)	$2,460.3

For the year ended December 31, 2014
Revenues	$—	$37,977.0	$36,342.6	$31,632.6	$(5,065.1)	$100,887.1
Operating expenses	—	36,171.9	36,051.3	30,126.6	(5,065.1)	97,284.7
Operating income	—	1,805.1	291.3	1,506.0	—	3,602.4
Other (expense) income:
Interest expense and other, net	(429.2)	(64.9)	(39.9)	(2.2)	—	(536.2)
Intercompany interest income (expense)	429.2	(214.6)	—	(214.6)	—	—
Other expense, net	—	(279.5)	(39.9)	(216.8)	—	(536.2)
Income before income taxes	—	1,525.6	251.4	1,289.2	—	3,066.2
Provision (benefit) for income taxes	122.9	524.9	(17.1)	400.5	—	1,031.2
Income (loss) before equity in earnings of subsidiaries	(122.9)	1,000.7	268.5	888.7	—	2,035.0
Equity in earnings (loss) of subsidiaries	2,130.5	1,758.4	(897.1)	—	(2,991.8)	—
Net income (loss)	$2,007.6	$2,759.1	$(628.6)	$888.7	$(2,991.8)	$2,035.0
Less: Net income attributable to non-controlling interest	—	—	—	27.4	—	27.4
Net income (loss) attributable to Express Scripts	2,007.6	2,759.1	(628.6)	861.3	(2,991.8)	2,007.6
Other comprehensive loss	(9.6)	(9.6)	—	(9.6)	19.2	(9.6)
Comprehensive income (loss) attributable to Express Scripts	$1,998.0	$2,749.5	$(628.6)	$851.7	$(2,972.6)	$1,998.0

Condensed Consolidating Statement of Cash Flows

(in millions)	Express Scripts Holding Company	Express Scripts, Inc.	Medco Health Solutions, Inc.	Non- Guarantors	Eliminations	Consolidated
For the year ended December 31, 2016
Net cash flows provided by (used in) operating activities	$(14.7)	$2,946.7	$964.6	$1,259.8	$(237.0)	$4,919.4
Cash flows from investing activities:
Purchases of property and equipment	—	(232.1)	—	(98.3)	—	(330.4)
Other, net	—	(12.2)	2.1	(11.4)	—	(21.5)
Net cash (used in) provided by investing activities	—	(244.3)	2.1	(109.7)	—	(351.9)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	5,986.8	—	—	—	—	5,986.8
Repayment of long-term debt	(3,901.3)	(1,662.6)	(368.6)	—	—	(5,932.5)
Treasury stock acquired	(4,746.9)	—	—	—	—	(4,746.9)
Net proceeds from employee stock plans	87.2	—	—	—	—	87.2
Excess tax benefit relating to employee stock-based compensation	—	8.5	4.5	—	—	13.0
Other, net	(49.3)	801.6	—	(1,074.7)	237.0	(85.4)
Net intercompany transactions	3,221.7	(2,573.0)	(601.1)	(47.6)	—	—
Net cash (used in) provided by financing activities	598.2	(3,425.5)	(965.2)	(1,122.3)	237.0	(4,677.8)
Effect of foreign currency translation adjustment	—	—	—	1.2	—	1.2
Net (decrease) increase in cash and cash equivalents	583.5	(723.1)	1.5	29.0	—	(109.1)
Cash and cash equivalents at beginning of year	—	1,957.3	2.9	1,226.1	—	3,186.3
Cash and cash equivalents at end of year	$583.5	$1,234.2	$4.4	$1,255.1	$—	$3,077.2
For the year ended December 31, 2015
Net cash flows provided by (used in) operating activities	$(12.0)	$2,581.4	$1,146.0	$1,176.4	$(43.5)	$4,848.3
Cash flows from investing activities:
Purchases of property and equipment	—	(193.6)	—	(102.3)	—	(295.9)
Other, net	—	20.1	—	7.3	—	27.4
Net cash used in investing activities	—	(173.5)	—	(95.0)	—	(268.5)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	5,500.0	—	—	—	—	5,500.0
Repayment of long-term debt	(2,890.8)	—	(500.0)	—	—	(3,390.8)
Treasury stock acquired	(5,500.0)	—	—	—	—	(5,500.0)
Net proceeds from employee stock plans	183.1	—	—	—	—	183.1
Excess tax benefit relating to employee stock-based compensation	—	21.9	36.3	—	—	58.2
Other, net	(28.0)	—	—	(83.0)	43.5	(67.5)
Net intercompany transactions	2,747.7	(1,428.5)	(679.9)	(639.3)	—	—
Net cash (used in) provided by financing activities	12.0	(1,406.6)	(1,143.6)	(722.3)	43.5	(3,217.0)
Effect of foreign currency translation adjustment	—	—	—	(9.1)	—	(9.1)
Net increase in cash and cash equivalents	—	1,001.3	2.4	350.0	—	1,353.7
Cash and cash equivalents at beginning of year	—	956.0	0.5	876.1	—	1,832.6
Cash and cash equivalents at end of year	$—	$1,957.3	$2.9	$1,226.1	$—	$3,186.3
For the year ended December 31, 2014
Net cash flows provided by (used in) operating activities	$(123.2)	$734.0	$2,365.9	$1,572.3	$—	$4,549.0
Cash flows from investing activities:
Purchases of property and equipment	—	(325.1)	—	(111.5)	—	(436.6)
Other, net	—	9.0	—	15.7	—	24.7
Net cash used in investing activities	—	(316.1)	—	(95.8)	—	(411.9)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	2,490.1	—	—	—	—	2,490.1
Repayment of long-term debt	(2,834.2)	(0.1)	—	—	—	(2,834.3)
Treasury stock acquired	(4,493.0)	—	—	—	—	(4,493.0)
Net proceeds from employee stock plans	510.5	—	—	—	—	510.5
Excess tax benefit relating to employee stock-based compensation	—	44.5	49.5	—	—	94.0
Other, net	(18.6)	—	—	(38.4)	—	(57.0)
Net intercompany transactions	4,468.4	(652.2)	(2,418.5)	(1,397.7)	—	—
Net cash (used in) provided by financing activities	123.2	(607.8)	(2,369.0)	(1,436.1)	—	(4,289.7)
Effect of foreign currency translation adjustment	—	—	—	(6.2)	—	(6.2)
Net (decrease) increase in cash and cash equivalents	—	(189.9)	(3.1)	34.2	—	(158.8)
Cash and cash equivalents at beginning of year	—	1,145.9	3.6	841.9	—	1,991.4
Cash and cash equivalents at end of year	$—	$956.0	$0.5	$876.1	$—	$1,832.6